Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Parenthetical) (Detail) - Mizuho Financial Group Inc - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Short-term Debt [Line Items]
Commercial paper	¥ 2,105,068	¥ 411,089
Short-term notes	¥ 423,500	¥ 319,000